Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Strategic Risk Allocation Fund

(the “Fund”)

Supplement dated December 5, 2016 to the Summary Prospectus,

the Prospectus and the Statement of Additional Information (“SAI”) of the Fund,

each dated November 28, 2016

On November 18, 2016, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Total Factor Fund” and certain changes to the Fund’s investment strategy and investment process. These changes are expected to become effective on or about February 3, 2017.

Effective on or about February 3, 2017, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund’s Name

BlackRock Strategic Risk Allocation Fund is renamed BlackRock Total Factor Fund.

Changes in the Fund’s Investment Strategy and Investment Process

The first six paragraphs of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies of the Fund” or “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, are deleted in their entirety and replaced with the following:

Total Factor Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund will have flexibility with respect to the relative weighting of each asset class to produce total return and reduce risk.

The Fund applies a factor-based approach to portfolio construction to seek to more efficiently generate total return from a risk/return perspective than a traditional combination of equity and fixed-income securities. Through its research, BlackRock has identified macro and style factors that drive returns across and within asset classes. BlackRock uses this research to determine the ideal allocations of the portfolio with reference to these factors and translates those allocations into asset classes. Such allocation across a range of asset classes and factors is expected to result in greater diversification and lower risk than a portfolio consisting solely of global equity securities. In determining the appropriate allocation across asset classes, the Fund will seek to manage exposure to macroeconomic factors, including, but not limited to, interest rates and economic growth and style factors, including, but not limited to, value, momentum, carry, and defensive factors. Allocations are computed not only in terms of capital but also in terms of risk in order to avoid any overconcentration in any particular factor and to broaden the sources of potential returns.

The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets and in securities denominated in both U.S. dollars and foreign currencies. Equity securities include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investment in debt securities may include fixed and floating rate government and corporate bonds and other fixed-income instruments, such as medium term notes. The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include high yield securities (commonly called “junk bonds”).

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, interest rate swaps, options, futures, options on futures and swaps, indexed and inverse securities and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments. There is no limit to the Fund’s ability to invest in derivatives. The Fund may engage in short sales of securities either to hedge against potential declines in the value of a security held in the portfolio or to realize appreciation when a security the Fund does not own declines in value.

The Fund may invest in other investment companies, including ETFs, which may be affiliated with BlackRock.

BlackRock Strategic Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Strategic Risk Allocation Fund

(the “Fund”)

Supplement dated December 5, 2016 to the Summary Prospectus,

the Prospectus and the Statement of Additional Information (“SAI”) of the Fund,

each dated November 28, 2016

On November 18, 2016, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Total Factor Fund” and certain changes to the Fund’s investment strategy and investment process. These changes are expected to become effective on or about February 3, 2017.

Effective on or about February 3, 2017, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund’s Name

BlackRock Strategic Risk Allocation Fund is renamed BlackRock Total Factor Fund.

Changes in the Fund’s Investment Strategy and Investment Process

The first six paragraphs of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies of the Fund” or “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, are deleted in their entirety and replaced with the following:

Total Factor Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund will have flexibility with respect to the relative weighting of each asset class to produce total return and reduce risk.

The Fund applies a factor-based approach to portfolio construction to seek to more efficiently generate total return from a risk/return perspective than a traditional combination of equity and fixed-income securities. Through its research, BlackRock has identified macro and style factors that drive returns across and within asset classes. BlackRock uses this research to determine the ideal allocations of the portfolio with reference to these factors and translates those allocations into asset classes. Such allocation across a range of asset classes and factors is expected to result in greater diversification and lower risk than a portfolio consisting solely of global equity securities. In determining the appropriate allocation across asset classes, the Fund will seek to manage exposure to macroeconomic factors, including, but not limited to, interest rates and economic growth and style factors, including, but not limited to, value, momentum, carry, and defensive factors. Allocations are computed not only in terms of capital but also in terms of risk in order to avoid any overconcentration in any particular factor and to broaden the sources of potential returns.

The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets and in securities denominated in both U.S. dollars and foreign currencies. Equity securities include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investment in debt securities may include fixed and floating rate government and corporate bonds and other fixed-income instruments, such as medium term notes. The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include high yield securities (commonly called “junk bonds”).

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, interest rate swaps, options, futures, options on futures and swaps, indexed and inverse securities and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments. There is no limit to the Fund’s ability to invest in derivatives. The Fund may engage in short sales of securities either to hedge against potential declines in the value of a security held in the portfolio or to realize appreciation when a security the Fund does not own declines in value.

The Fund may invest in other investment companies, including ETFs, which may be affiliated with BlackRock.